Equity	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
Equity

Note 12. Equity

a. Stock-based compensation plans

Stock-based compensation expenses for equity-classified stock options, restricted share units (“RSUs”), performance-based restricted share units (”PSUs”) and ordinary shares purchased by the Company’s employees under the Company’s Employee Share Purchase Plan (“ESPP”) were allocated as follows:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
	U.S $ in thousands		U.S $ in thousands
Cost of revenues	$891	$1,061	$2,822	$3,041
Research and development, net	1,605	1,487	5,561	4,879
Selling, general and administrative	4,985	4,843	15,361	16,835
Total stock-based compensation expenses	$7,481	$7,391	$23,744	$24,755

A summary of the Company’s stock option activity for the nine months ended September 30, 2023 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2023	1,619,559	27.62
Granted	54,632	14.54
Exercised	(2,549)	3.56
Forfeited	(312,921)	55.29
Options outstanding as of September 30, 2023	1,358,721	21.03
Options exercisable as of September 30, 2023	1,003,935	22.41

As of September 30, 2023, the unrecognized compensation cost of $2.5 million related to all unvested, equity-classified stock options is expected to be recognized as an expense over a weighted-average period of 2.4 years.

A summary of the Company’s RSUs and PSUs activity for the nine months ended September 30, 2023 is as follows:

	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2023	3,496,099	23.98
Granted	1,832,498	13.28
Vested	(1,485,905)	23.52
Forfeited	(275,910)	23.48
Unvested as of September 30, 2023	3,566,782	18.71

The fair value of RSUs and PSUs is determined based on the quoted price of the Company’s ordinary shares on the date of the grant.

As of September 30, 2023, the unrecognized compensation cost of $51.26 million related to all unvested, equity-classified RSUs and PSUs is expected to be recognized as expense over a weighted-average period of 2.52 years.

Employee Share Purchase Plan
In November 2021, the Company adopted the 2021 ESPP. Under the ESPP, eligible employees may use up to 15% of their salaries to purchase ordinary shares. The price of an ordinary share purchased under the ESPP is equal to 85% of the lower of the fair market value of the ordinary share on the beginning of each offering period or on the purchase date. There are two offering periods every year, first offering period commence on June 1, and the second period commence on November 30.

In accordance with ASC Topic 718, the ESPP is considered compensatory and, as such, results in recognition of stock-based compensation expenses.

b. Accumulated other comprehensive loss

The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the nine months ended September 30, 2023 and 2022, respectively:

	Nine Months Ended September 30, 2023
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2023	$(299)	$(12,519)	$(12,818)
Other comprehensive income (loss) before reclassifications	(3,122)	482	(2,640)
Amounts reclassified from accumulated other comprehensive loss	2,500	-	2,500
Other comprehensive loss	(622)	482	(140)
Balance as of September 30, 2023	$(921)	$(12,037)	$(12,958)
	Nine Months Ended September 30, 2022
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2022	$1,572	$(10,343)	$(8,771)
Other comprehensive income before reclassifications	(506)	(5,089)	(5,595)
Amounts reclassified from accumulated other comprehensive loss	143	-	143
Other comprehensive income	(363)	(5,089)	(5,452)
Balance as of September 30, 2022	$1,209	$(15,432)	$(14,223)
c. Rights plan
On July 24, 2022, the Company’s Board of Directors adopted a shareholder rights plan (the “Rights Plan”) to protect the interests of the Company’s shareholders. Each Right entitles the registered holder thereof to purchase from the Company one ordinary share, par value NIS 0.01, of the Company (“ordinary share”) at a price of $0.01 per share, subject to adjustment, once the Rights become exercisable, and subject to the exercise terms and conditions thereof described in the agreement governing the Rights Plan (the “Rights Agreement”). The rights would become exercisable only if an entity, person, or group acquires beneficial ownership of 15% or more of the Company’s outstanding ordinary shares in a transaction not approved by the Company’s Board. The Rights Plan originally had a 364-day term, expiring on July 24, 2023. On May 25, 2023, in connection with the execution and delivery on that day of the Company’s merger agreement with Desktop Metal (as described in Note 4, under the heading “Termination of Merger Agreement with Desktop Metal”), Stratasys entered into an amendment to the Rights Agreement with the rights agent that extended the expiration date of the Rights Agreement to the later of (a) July 24, 2023 and (b) the conclusion of Stratasys’ shareholder meeting (or, if adjourned, the conclusion of the reconvened meeting) at which the merger under the merger agreement with Desktop Metal would be brought for approval, or such time as that merger agreement would be terminated in accordance with its terms.
On September 28, 2023, in connection with Stratasys’ termination of the merger agreement with Desktop Metal, Stratasys entered into a second amendment to the Rights Agreement with the rights agent, under which the expiration date of the Rights Agreement was extended through December 31, 2023.

The Rights Plan is intended to protect the long-term interests of Stratasys and all Stratasys shareholders. The Rights Plan is designed to reduce the likelihood that any entity, person, or group would gain control of, or significant influence over, Stratasys through the open-market accumulation of the Company’s shares without appropriately compensating all Stratasys shareholders for control. The Rights Plan will encourage anyone seeking to gain a significant interest in Stratasys to negotiate directly with the Board prior to attempting to control or significantly influence the Company. Further to those goals, the Rights may cause substantial dilution to a person or group that acquires 15% or more of the ordinary shares or any existing holder of 15% or more of the ordinary shares who shall acquire any additional ordinary shares.